PodcastOne Bridge Loan (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
PodcastOne Bridge Loan [Abstract]
Schedule of Fair Value of the PC1 Warrants is Measured in Accordance with ASC 820 Fair Value Measurement	The fair value of the PC1 Warrants is measured in accordance with ASC 820 “Fair Value Measurement”, using “Black Scholes” modeling, incorporating the following inputs:
	September 8,	March 31,
	2023	2023

Expected dividend yield	-%	-%
Expected stock-price volatility	71.10%	71.50%
Risk-free interest rate	4.43%	4.86%
Simulated share price	$4.39	$2.64
Exercise price	$3.00	$2.64
The fair value of the PC1 Warrants is measured in accordance with ASC 820 “Fair Value Measurement”, using “Monte Carlo simulation” modeling, incorporating the following inputs:
	March 31, 2023	July 15, 2022

Expected dividend yield	-%	-%
Expected stock-price volatility	71.50%	88.80%
Risk-free interest rate	4.86%	3.02%
Simulated share price	$2.64	$5.33
Exercise price	$2.64	$5.22

Schedule of Fair value of the Redemption Features are Measured in Accordance with ASC 820 Fair Value Measurement	The fair value of the redemption features are measured in accordance with ASC 820 “Fair Value Measurement”, using “Monte Carlo simulation” modeling, incorporating the following inputs:
March 31,
2023

Simulations	100,000
Expected stock-price volatility	71.50%
Risk-free interest rate	3.59%
Conversion price	$1.78
Stock price	$2.64
The fair value of the redemption features are measured in accordance with ASC 820 “Fair Value Measurement”, using “Monte Carlo simulation” modeling, incorporating the following inputs:
	March 31, 2023	July 15, 2022

Simulations	100,000	100,000
Expected stock-price volatility	71.50%	64.60%
Risk-free interest rate	3.59%	3.10%
Conversion price	$1.78	$5.22
Stock price	$2.64	$3.73